INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments accounted for using the equity method

	2021	2020
	£000	£000
At January 1	—	—
Acquired during the period	8,444	—
Share of loss	(1,198)
Share of fair value gains on intangible assets through other comprehensive income	6,571
At December 31	13,817	—

Schedule of nature of investment in associates

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Pluto Digital PLC	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	24.65%	Refer below	Equity

Summarized Statement of Financial Position

Pluto Digital plc
As at 31 December
2021 £000
Current
Cash and cash equivalents	1,759
Other current assets (excluding cash)	335
Total current assets	2,094
Trade payables	88
Other current liabilities (excluding trade payables)	1,494
Total current liabilities	1,582
Non-current
Tangible fixed assets	49
Investments and other non-current assets	56,000
Total non-current assets	56,049
Financial liabilities	2,807
Total non-current liabilities	2,807
Net assets	53,754

Summarized Statement of Comprehensive Income, Pluto Digital plc

January 12 –
December 31,
2021
£000
Operating costs and expense	(7,652)
Realized gains – digital assets	2,394
Loss from continuing operations	(5,258)
Income tax expense	575
Post-tax loss from continuing operations	(4,867)
Other comprehensive income	26,991
Total comprehensive Income	21,824

Schedule of reconciliation of summarised financial information

2021
£000
Summarized financial information
Net assets at acquisition	34,228
Profit/(loss) for the period	(4,867)
Other comprehensive income	26,691
Foreign exchange differences	—
Closing net assets	56,052
Interest in associates (24.65%; 0%)	13,817
Goodwill	—
Carrying value	13,817